Equity (Details) - $ / shares	Sep. 30, 2025	Jun. 24, 2025	Mar. 31, 2025	Sep. 30, 2024	Aug. 01, 2019
Equity [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Unissued Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized		90,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Unissued ordinary share		90,000,000
Unissued Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized		90,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Unissued ordinary share		90,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	900,000,000		900,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001		$ 0.001
Ordinary shares, shares issued	37,068,205		37,044,475
Ordinary shares, shares outstanding	37,068,205		37,044,475
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, shares authorized		990,000,000
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, shares authorized		900,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	100,000,000		100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001		$ 0.001
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Ordinary shares, shares authorized		100,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Ordinary shares, shares authorized		10,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, shares authorized	50,000,000	1,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.001
Ordinary shares, shares issued	23,730			11,334	50,000,000